As filed with the Securities and Exchange Commission on August 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21965

Rochdale Core Alternative Strategies Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Rochdale Core Alternative Strategies Fund LLC (the "Fund") invests substantially all of its assets in Rochdale Core
Alternative Strategies Master Fund LLC (the "Master Fund"). As of June 30, 2008, the Fund owned 35.77% of the Master Fund. The schedule of investments of the Master Fund is as follows:

SCHEDULE OF INVESTMENTS, June 30, 2008 (Unaudited)
	Investment Funds(1):	Percentage of Members' Capital	Cost	Fair Value

	Equity (Long/Short):
	AlphaGen RhoCas Fund Ltd.	2.90%	$1,750,000	$1,545,291
	Clovis Capital Partners Insitutional, L.P.	3.99	2,075,000	2,123,656
	Galleon Diversified Fund, Ltd.	3.96	2,075,000	2,112,875
	Hunter Global Investors Fund I, L.P.	4.18	2,075,000	2,225,134
	Loch Capital Fund I LP	3.19	1,610,000	1,702,289
	Peconic Triumph Fund II LP	2.74	1,250,000	1,459,246
	Seligman Health Spectrum Plus Fund LLC	3.35	1,750,000	1,782,641
	SLS Investors, L.P.	2.78	1,825,000	1,480,154
	Tantallon Fund, L.P.	2.17	1,360,000	1,157,595
		29.26	15,770,000	15,588,881

	Event Driven:
	Bennelong Asia Pacific Multi Strategy Equity Fund, LP	2.87	1,400,000	1,529,317
	Brencourt Multi-Strategy, L.P.	3.78	2,225,000	2,013,353
	Brigade Leveraged Capital Structures Fund LP	4.50	2,300,000	2,399,665
	Castlerigg Partners LP	4.02	2,225,000	2,142,392
	GoldenTree High Yield Partners, LP	3.82	2,150,000	2,033,026
	King Street Capital, L.P.	4.97	2,475,000	2,646,932
	Satellite Fund II, L.P.	3.69	2,050,000	1,968,152
		27.65	14,825,000	14,732,837

	Macro:
	ARCIM Commodity Fund, LP	1.58	750,000	843,967
	Auriel Global Macro Fund L.P.	1.25	750,000	664,652
	Boronia (formerly Grinham Diversified)	1.55	750,000	826,937
	Camcap Resources LP	1.58	750,000	840,585
	Caxton Global Investments (USA) LLC	2.68	1,400,000	1,427,909
	Dynamic Domestic Fund, LP	1.22	750,000	649,591
	Episode, L.P.	1.73	1,000,000	923,034
	Sunrise Commodities Fund LP	2.49	1,110,000	1,325,119
		14.08	7,260,000	7,501,794

	Controlled Risk/Relative Value:
	Blackthorn Partners, L.P.	2.83	1,500,000	1,505,798
	FrontPoint Utility and Energy Fund, L.P.	2.98	1,500,000	1,588,610
	Ionic Capital LLC	3.94	2,000,000	2,099,628
	Loomis Sayles Consumer Discretionary Hedge Fund, L.P.	2.55	1,350,000	1,357,394
	Menta Global, LP	1.78	1,000,000	947,542
	Polygon Global Opportunities Fund LP	3.49	2,200,000	1,861,112
	Stark Investments Limited Partnership	4.63	2,550,000	2,466,965
	Suttonbrook Capital Partners LP	3.97	2,450,000	2,114,115
		26.17	14,550,000	13,941,164

	Total Investments	97.16%	$52,405,000	$51,764,676

[1]	All investments are non-income producing.
	As of June 30, 2008, the value of the Master Fund's investments by country as a percentage of members'
	capital is as follows:

COUNTRY

North America - 71%
Europe - 13%
Asia Ex-Japan - 7%
Emerging Markets - 4%
Japan - 2%
Far East - 2%
Other - 1%

The aggregate cost of investments for tax purposes was expected to be similar to book cost of $52,405,000. Net unrealized depreciation on investments for tax purposes was $640,324 consisting of $1,677,701 of gross unrealized appreciation and $2,318,025 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 97.16% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent annual financial statements.

SCHEDULE OF INVESTMENTS, June 30, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	51,764,676	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 51,764,676	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies Fund LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                                 Garrett R. D’Alessandro, President

Date  08/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                                 Garrett R. D’Alessandro, President

Date  08/28/08

By (Signature and Title) /s/ Edmund L. Towers
                                                                 Edmund L. Towers, Treasurer

Date  08/28/08